UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SMALL CAP GROWTH FUND

FORM N-Q

JANUARY 31, 2016

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited)	January 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 1.6%
Fox Factory Holding Corp.	1,001,738	$14,815,705	*
Gentherm Inc.	670,279	26,817,863	*

Total Auto Components		41,633,568

Distributors - 2.5%
Core-Mark Holding Co. Inc.	800,381	65,062,972

Diversified Consumer Services - 1.1%
LifeLock Inc.	2,239,060	26,823,939	*

Hotels, Restaurants & Leisure - 3.0%
Buffalo Wild Wings Inc.	423,107	64,439,196	*
Noodles & Co.	1,057,769	12,735,539	*

Total Hotels, Restaurants & Leisure		77,174,735

Media - 2.0%
Lions Gate Entertainment Corp.	2,012,742	52,633,203

Specialty Retail - 3.7%
Hibbett Sports Inc.	763,766	24,562,715	*
Monro Muffler Brake Inc.	1,012,182	66,550,966
Stage Stores Inc.	527,228	4,375,992

Total Specialty Retail		95,489,673

TOTAL CONSUMER DISCRETIONARY		358,818,090

CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 2.5%
Casey’s General Stores Inc.	546,947	66,038,381

ENERGY - 1.5%
Energy Equipment & Services - 1.5%
Newpark Resources Inc.	3,404,286	16,578,873	*
TETRA Technologies Inc.	3,584,429	22,187,615	*

TOTAL ENERGY		38,766,488

FINANCIALS - 7.4%
Banks - 3.7%
SVB Financial Group	383,865	38,893,202	*
Western Alliance Bancorp	1,714,151	55,847,039	*

Total Banks		94,740,241

Capital Markets - 2.9%
Financial Engines Inc.	1,570,236	42,349,265
WisdomTree Investments Inc.	2,747,673	32,972,076

Total Capital Markets		75,321,341

Insurance - 0.8%
American Equity Investment Life Holding Co.	1,166,208	21,213,324

TOTAL FINANCIALS		191,274,906

HEALTH CARE - 22.2%
Biotechnology - 1.7%
Acorda Therapeutics Inc.	859,633	31,651,687	*
MiMedx Group Inc.	1,605,544	13,358,126	*

Total Biotechnology		45,009,813

Health Care Equipment & Supplies - 5.4%
Endologix Inc.	2,536,858	18,087,798	*
Insulet Corp.	1,850,783	61,408,980	*
Integra LifeSciences Holdings Corp.	580,024	35,642,475	*
Novadaq Technologies Inc.	1,775,254	19,545,546	*
Penumbra Inc.	110,569	4,732,353	*

Total Health Care Equipment & Supplies		139,417,152

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Health Care Providers & Services - 2.6%
Diplomat Pharmacy Inc.	868,646	$23,635,857	*
Mednax Inc.	485,882	33,749,364	*
Surgery Partners Inc.	615,503	9,915,753	*

Total Health Care Providers & Services		67,300,974

Health Care Technology - 5.7%
athenahealth Inc.	448,544	63,603,539	*
Medidata Solutions Inc.	1,534,864	65,584,739	*
Vocera Communications Inc.	1,208,757	17,394,013	*

Total Health Care Technology		146,582,291

Life Sciences Tools & Services - 4.5%
Cambrex Corp.	556,798	19,287,483	*
ICON PLC	854,644	56,466,329	*
INC Research Holdings Inc., Class A Shares	976,423	41,136,701	*

Total Life Sciences Tools & Services		116,890,513

Pharmaceuticals - 2.3%
Pacira Pharmaceuticals Inc.	981,716	58,333,565	*

TOTAL HEALTH CARE		573,534,308

INDUSTRIALS - 13.8%
Aerospace & Defense - 3.0%
Astronics Corp.	342,585	11,044,940	*
Orbital ATK Inc.	734,254	66,251,739

Total Aerospace & Defense		77,296,679

Air Freight & Logistics - 0.9%
XPO Logistics Inc.	1,025,141	23,424,472	*

Building Products - 2.3%
Trex Co. Inc.	1,613,616	60,607,417	*(a)

Commercial Services & Supplies - 2.5%
Copart Inc.	1,063,523	35,638,656	*
US Ecology Inc.	885,545	30,081,963

Total Commercial Services & Supplies		65,720,619

Machinery - 4.4%
Chart Industries Inc.	1,022,995	16,582,749	*
IDEX Corp.	676,860	49,079,118
Tennant Co.	872,062	47,187,275

Total Machinery		112,849,142

Trading Companies & Distributors - 0.7%
H&E Equipment Services Inc.	1,434,950	16,717,168

TOTAL INDUSTRIALS		356,615,497

INFORMATION TECHNOLOGY - 36.4%
Electronic Equipment, Instruments & Components - 4.8%
FEI Co.	794,005	57,525,662
MTS System Corp.	596,932	31,876,169
OSI Systems Inc.	630,136	34,544,056	*

Total Electronic Equipment, Instruments & Components		123,945,887

Internet Software & Services - 11.5%
comScore Inc.	1,046,770	40,332,048	*
Cornerstone OnDemand Inc.	1,365,410	41,904,433	*
Cvent Inc.	735,838	19,433,482	*
Envestnet Inc.	925,623	21,705,859	*
GrubHub Inc.	717,540	13,525,629	*
LivePerson Inc.	2,996,947	16,962,720	*(a)

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Internet Software & Services - (continued)
Marketo Inc.	1,986,242	$37,758,460	*
MercadoLibre Inc.	385,157	37,837,824
New Relic Inc.	168,997	4,769,095	*
OPOWER Inc.	1,067,835	9,076,598	*
Wix.com Ltd.	516,633	10,549,646	*
XO Group Inc.	684,582	10,200,272	*
Zillow Group Inc., Class A Shares	520,837	11,286,538	*
Zillow Group Inc., Class C Shares	1,057,373	21,676,146	*

Total Internet Software & Services		297,018,750

IT Services - 3.2%
Cardtronics Inc.	730,741	22,514,130	*
MAXIMUS Inc.	1,136,419	60,650,682

Total IT Services		83,164,812

Semiconductors & Semiconductor Equipment - 4.3%
Integrated Device Technology Inc.	2,029,540	51,712,679	*
Monolithic Power Systems Inc.	740,381	46,325,639
Ultratech Inc.	672,334	13,560,977	*

Total Semiconductors & Semiconductor Equipment		111,599,295

Software - 12.6%
Aspen Technology Inc.	1,168,309	37,899,944	*
Barracuda Networks Inc.	1,831,396	19,376,170	*
BroadSoft Inc.	1,153,793	39,471,258	*
Fortinet Inc.	1,810,176	50,938,353	*
HubSpot Inc.	330,767	13,425,833	*
Imperva Inc.	860,508	44,367,792	*
MINDBODY Inc., Class A Shares	985,529	11,648,953	*(a)
Monotype Imaging Holdings Inc.	1,490,019	37,161,074
Qualys Inc.	1,067,026	27,732,006	*
Varonis Systems Inc.	477,014	8,977,403	*
Verint Systems Inc.	899,443	32,928,608	*

Total Software		323,927,394

TOTAL INFORMATION TECHNOLOGY		939,656,138

MATERIALS - 1.2%
Chemicals - 1.2%
Balchem Corp.	550,997	30,932,971

TOTAL COMMON STOCKS (Cost - $2,248,868,609)		2,555,636,779

PREFERRED STOCKS - 1.0%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Turn Inc., Series E Shares	878,957	3,269,720	(b)(c)(d)

INFORMATION TECHNOLOGY - 0.9%
Software - 0.9%
AppDynamics Inc., Series E Shares	690,354	9,464,753	(b)(c)(d)
Datastax Inc.	891,687	3,468,663	(b)(c)(d)
DocuSign Inc.	628,342	8,746,521	(b)(c)(d)

TOTAL INFORMATION TECHNOLOGY		21,679,937

TOTAL PREFERRED STOCKS (Cost - $32,563,516)		24,949,657

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,281,432,125)		2,580,586,436

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $5,265,686)	0.355%	5,265,686	$5,265,686

TOTAL INVESTMENTS - 100.1% (Cost - $2,286,697,811#)			2,585,852,122
Liabilities in Excess of Other Assets - (0.1)%			(2,441,288)

TOTAL NET ASSETS - 100.0%			$2,583,410,834

*	Non-income producing security.

(a)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At January 31, 2016, the total market value of investments in Affiliated Companies was $89,219,090 and the cost was $97,453,146 (See Note 3).

(b)	Illiquid security.

(c)	Restricted security (See Note 4).

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$2,555,636,779	—	—	$2,555,636,779
Preferred stocks	—	—	$24,949,657	24,949,657

Total long-term investments	$2,555,636,779	—	$24,949,657	$2,580,586,436

Short-term investments†	5,265,686	—	—	5,265,686

Total investments	$2,560,902,465	—	$24,949,657	$2,585,852,122

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$626,090,393
Gross unrealized depreciation	(326,936,082)

Net unrealized appreciation	$299,154,311

3. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended January 31, 2016:

	Affiliate Value at 10/31/15	Purchased		Sold		Dividend Income	Affiliate Value at 1/31/16	Realized Loss
Company		Cost	Shares	Cost	Shares
Live Person Inc.	$23,674,381	$359,690	52,901	$1,207,044	91,131	—	$16,962,720	$(583,095)
MINDBODY Inc.	15,512,534	270,007	17,396	367,630	23,717	—	11,648,953	(33,675)
Trex Co. Inc.	65,020,450	994,606	28,483	3,131,758	79,071	—	60,607,417	(25,527)

	$104,207,365	$1,624,303	98,780	$4,706,432	193,919	—	$89,219,090	$(642,297)

4. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 1/31/2016	Value per Share	Percent of Net Assets	Distributions Received
AppDynamics Inc., Series E Shares	690,354	7/14	$6,836,023	$9,464,753	$13.71	0.37%	—
Datastax Inc.	891,687	8/14	6,399,994	3,468,663	3.89	0.13	—
DocuSign Inc.	628,342	4/15	11,996,997	8,746,521	13.92	0.34	—
Turn Inc., Series E Shares	878,957	12/13	7,330,502	3,269,720	3.72	0.13	—

			$32,563,516	$24,949,657		0.97%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 23, 2016